UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		10-14-06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $3,369,932
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAPITAL MANAGEMENT INC  COM              035710409    42223 3213350.0000SH    SOLE             2452700.0000        760650.000
BERKSHIRE HATHAWAY INC DEL A   COM              084670108   632855 6606.0000SH       SOLE                4877.0000         1729.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   154139 48563.0000SH      SOLE               19507.0000        29056.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103    25954 812333.0000SH     SOLE              708953.0000        103380.000
CANADIAN NAT RES LTD           COM              136385101   560888 12305568.0000SH   SOLE             9710000.0000        2595568.00
CITIGROUP                      COM              172967101      466 9388.0000SH       SOLE                3388.0000         6000.0000
COCA COLA CO                   COM              191216100      768 17197.0000SH      SOLE                  77.0000        17120.0000
DAILY JOURNAL CORP COM         COM              233912104     2318 59946.0000SH      SOLE               48646.0000        11300.0000
DUKE ENERGY CORP COM           COM              26441C105    59983 1986200.0000SH    SOLE             1942800.0000        43400.0000
EASTMAN CHEM CO COM            COM              277432100    97279 1800800.0000SH    SOLE             1488800.0000        312000.000
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   445377 13603442.0000SH   SOLE            10542324.0000        3061118.00
GYRODYNE CO AMER INC COM       COM              403820103      528 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    21415 319622.0000SH     SOLE              241295.0000        78327.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1597 17448.0000SH      SOLE                 133.0000        17315.0000
IDT CORP                       COM              448947101    21613 1528500.0000SH    SOLE             1500600.0000        27900.0000
IDT CORP CL B                  COM              448947309    91584 6351200.0000SH    SOLE             6290800.0000        60400.0000
KAISER ALUMINUM CORP COM PAR $ COM              483007704     2403 54200.0000SH      SOLE                                 54200.0000
LEUCADIA NATL CORP COM         COM              527288104   169029 6458872.0000SH    SOLE             4103280.0000        2355592.00
MARKEL CORP                    COM              570535104      633 1541.0000SH       SOLE                   1.0000         1540.0000
MARSH & MCLENNAN COS INC COM   COM              571748102    36370 1292000.0000SH    SOLE             1042400.0000        249600.000
MERCURY GENL CORP NEW          COM              589400100     4051 81650.0000SH      SOLE                 350.0000        81300.0000
MERITOR SVGS BK PA COM         COM              590007100      174 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      348 20000.0000SH      SOLE                                 20000.0000
MOHAWK INDS INC COM            COM              608190104   200926 2698800.0000SH    SOLE             2200100.0000        498700.000
PENN WEST ENERGY TR UNIT       COM              707885109   306757 8342820.0000SH    SOLE             6323000.0000        2019820.00
PHELPS DODGE CORP COM          COM              717265102    78771 930000.0000SH     SOLE              930000.0000
SAFETY INS GROUP INC COM       COM              78648T100    17085 351100.0000SH     SOLE               79600.0000        271500.000
SEARS HLDGS CORPCOM            COM              812350106   156046 987071.0000SH     SOLE              757671.0000        229400.000
SYSTEMAX INC                   COM              871851101      553 34500.0000SH      SOLE                                 34500.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    55634 2760997.0000SH    SOLE             2760997.0000
USA MOBILITY INC               COM              90341G103    61669 2700026.0000SH    SOLE             2700026.0000
USG CORP NEW COM               COM              903293405    94320 2005100.0000SH    SOLE             1612200.0000        392900.000
WELLSFORD REAL PPTYS COM       COM              950240200       79 10781.0000SH      SOLE                 275.0000        10506.0000
WESCO FINL CORP COM            COM              950817106      648 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    14771 29722.0000SH      SOLE               29722.0000
WINTHROP REALTY TRUST INC      COM              976391102    10453 1620617.0000SH    SOLE             1111326.0000        509291.000
ONEOK PARTNERS LP UNIT LTD PAR COM              68268N103      225 4000.0000SH       SOLE                                  4000.0000